Stock-based Compensation - Schedule of Stock Option (Details) (10-K) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Total options Outstanding, Beginning Balance	176,962	54,915	54,915
Total options Outstanding, Granted			129,919	54,915
Total options Outstanding, Exercised
Total options Outstanding, Forfeited			(7,872)
Total options Outstanding, Ending Balance			176,962	54,915
Total options Outstanding, Exercisable (vested)			29,655
Weighted average exercise price, Beginning balance	$ 17.93	$ 20.45	$ 20.45
Weighted average exercise price, Granted			16.80	20.45
Weighted average exercise price, Exercised
Weighted average exercise price, Forfeited			16.80
Weighted average exercise price, Ending balance			17.93	$ 20.45
Weighted average exercise price, Exercisable (vested)			$ 18.53
Weighted average remaining contractual life (in years), Beginning			9 years 9 months 18 days	9 years 9 months 18 days
Weighted average remaining contractual life (in years), Granted			4 years 6 months
Weighted average remaining contractual life (in years), Forfeited			4 years 6 months
Weighted average remaining contractual life (in years), Ending			5 years 9 months 18 days	9 years 9 months 18 days
Weighted average remaining contractual life (in years), Exercisable (vested)			6 years 10 months 25 days